Document and Entity Information	Apr. 14, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 14, 2021
Current Fiscal Year End Date	--12-31
Entity Registrant Name	KKR Real Estate Finance Trust Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-38082
Entity Tax Identification Number	47-2009094
Entity Address, Address Line One	30 Hudson Yards
Entity Address, Address Line Two	Suite 7500
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	750-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001631596
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	KREF
Security Exchange Name	NYSE